CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) - USD ($)	Total	Previously Reported	Class A Common Stock	Class B Common Stock	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Retained Earnings (Deficit)	Retained Earnings (Deficit) Previously Reported	Treasury Stock
Balance at Dec. 31, 2017	$ (7,479)			$ 359				$ (7,838)
Balance, shares at Dec. 31, 2017				3,593,750
Net income (loss)	(1,142)							(1,142)
Balance at Dec. 31, 2018	12,200,000	$ (8,621)		$ 359	$ 0			12,200,000	$ (8,980)
Balance, shares at Dec. 31, 2018				3,593,750	7,300,000
Net income (loss)	(2,200,000)							(2,200,000)
Balance at Jun. 30, 2019	10,000,000				$ 0	$ 0		10,000,000		$ 0
Balance, shares at Jun. 30, 2019					7,300,000
Balance at Dec. 31, 2018	12,200,000	(8,621)		$ 359	$ 0			12,200,000	(8,980)
Balance, shares at Dec. 31, 2018				3,593,750	7,300,000
Class A common stock issued net of offering costs of $3,534,723	140,235,277		$ 1,438			140,233,839
Class A common stock issued net of offering costs of $3,534,723, shares			14,375,000
Private Placement of Class A common stock issued	4,625,000		$ 46			4,624,954
Private Placement of Class A common stock issued, shares			462,500
Common stock subject to possible redemption	(139,860,505)		$ (1,382)			(139,859,123)
Common stock subect to possible redemption, shares			(13,820,208)
Net income (loss)	8,853							8,853
Balance at Dec. 31, 2019	(23,200,000)	5,000,004	$ 102	$ 359	$ 0	0	$ 4,999,670	(23,200,000)	(127)	0
Balance, shares at Dec. 31, 2019			1,017,292	3,593,750	7,300,000
Balance at Mar. 31, 2019	9,600,000				$ 0	0		9,600,000		0
Balance, shares at Mar. 31, 2019					7,300,000
Net income (loss)	400,000					0		400,000
Balance at Jun. 30, 2019	10,000,000				$ 0	0		10,000,000		0
Balance, shares at Jun. 30, 2019					7,300,000
Balance at Dec. 31, 2019	(23,200,000)	$ 5,000,004	$ 102	$ 359	$ 0	0	$ 4,999,670	(23,200,000)	$ (127)	0
Balance, shares at Dec. 31, 2019			1,017,292	3,593,750	7,300,000
Net income (loss)	(21,100,000)							(21,100,000)
Opening deferred tax liabilities under reverse recapitalization	(19,000,000)							(19,000,000)
Equity infusion from reverse recapitalization, net of transaction costs	175,700,000					175,700,000
Equity infusion from reverse recapitalization, net of transaction costs, shares					21,911,359
Shares issued upon settlement of equity-linked incentive plan	3,100,000					3,100,000
Shares issued upon settlement of equity-linked incentive plan, shares					300,000
Disgorgement of short swing profits	1,600,000					1,600,000
Repurchases of common stock	(2,900,000)									(2,900,000)
Balance at Jun. 30, 2020	114,200,000				$ 0	180,400,000		(63,300,000)		(2,900,000)
Balance, shares at Jun. 30, 2020					29,511,359
Balance at Mar. 31, 2020	128,800,000				$ 0	178,800,000		(47,100,000)		(2,900,000)
Balance, shares at Mar. 31, 2020					29,511,359
Net income (loss)	(4,100,000)							(4,100,000)
Opening deferred tax liabilities under reverse recapitalization	(12,100,000)				$ 0			(12,100,000)
Disgorgement of short swing profits	1,600,000					1,600,000
Repurchases of common stock										0
Balance at Jun. 30, 2020	$ 114,200,000				$ 0	$ 180,400,000		$ (63,300,000)		$ (2,900,000)
Balance, shares at Jun. 30, 2020					29,511,359